Distribution Date:	04/18/22	WFRBS Commercial Mortgage Trust 2012-C9
Determination Date:	04/11/22
Next Distribution Date:	05/17/22
Record Date:	03/31/22	Commercial Mortgage Pass-Through Certificates
Series 2012-C9

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	RBS Commercial Funding Inc.
Certificate Factor Detail	3		Thomas Conway	(203) 897-2365
Certificate Interest Reconciliation Detail	4		600 Washington Boulevard | Stamford, CT 06901 | United States
		Master Servicer	Wells Fargo Bank, National Association
Additional Information	5
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Bond / Collateral Reconciliation - Cash Flows	6
			Three Wells Fargo, MAC D1050-084, 401 S. Tryon Street, 8th Floor | Charlotte, NC 28202 | United States
Bond / Collateral Reconciliation - Balances	7	Special Servicer	LNR Partners, LLC
Current Mortgage Loan and Property Stratification	8-12		LNR CMBS Notices	(305) 695-5600	lnr.cmbs.notices@lnrproperty.com
Mortgage Loan Detail (Part 1)	13-15		2340 Collins Avenue, Suite 700 | Miami Beach, FL 33139 | United States
Mortgage Loan Detail (Part 2)	16-18	Administrator	Trimont Real Estate Advisors, LLC
Principal Prepayment Detail	19		Trust Advisor		Trustadvisor@trimontrea.com
Historical Detail	20		3500 Lenox Road, Suite G1 | Atlanta, GA 30326 | United States
Delinquency Loan Detail	21	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Collateral Stratification and Historical Detail	22		Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Specially Serviced Loan Detail - Part 1	23				trustadministrationgroup@wellsfargo.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 2	24
Modified Loan Detail	25
Historical Liquidated Loan Detail	26
Historical Bond / Collateral Loss Reconciliation Detail	27
Interest Shortfall Detail - Collateral Level	28
Supplemental Notes	29

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 29

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	92930RAA0	0.673000%	86,171,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	92930RAB8	1.829000%	110,387,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	92930RBB7	2.870000%	444,199,000.00	355,348,717.10	6,401,021.84	849,875.68	0.00	0.00	7,250,897.52	348,947,695.26	47.20%	30.00%
A-SB	92930RBD3	2.445000%	96,213,000.00	5,752,342.00	1,874,739.05	11,720.40	0.00	0.00	1,886,459.45	3,877,602.95	47.20%	30.00%
A-S	92930RAC6	3.388000%	93,437,000.00	93,437,000.00	0.00	263,803.80	0.00	0.00	263,803.80	93,437,000.00	33.22%	21.13%
B	92930RAD4	3.840000%	64,485,000.00	64,485,000.00	0.00	206,352.00	0.00	0.00	206,352.00	64,485,000.00	23.57%	15.00%
C	92930RAE2	4.543000%	36,849,000.00	36,849,000.00	0.00	139,504.17	0.00	0.00	139,504.17	36,849,000.00	18.06%	11.50%
D	92930RAJ1	4.971303%	42,112,000.00	42,112,000.00	0.00	174,459.60	0.00	0.00	174,459.60	42,112,000.00	11.76%	7.50%
E	92930RAK8	4.971303%	21,057,000.00	21,057,000.00	0.00	87,233.94	0.00	0.00	87,233.94	21,057,000.00	8.61%	5.50%
F	92930RAL6	4.971303%	19,740,000.00	19,740,000.00	0.00	81,777.94	0.00	0.00	81,777.94	19,740,000.00	5.65%	3.63%
G	92930RAM4	4.971303%	38,165,081.66	37,786,085.96	0.00	138,277.01	0.00	0.00	138,277.01	37,786,085.96	0.00%	0.00%
V	92930RAS1	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	92930RAR3	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,052,815,081.66	676,567,145.06	8,275,760.89	1,953,004.54	0.00	0.00	10,228,765.43	668,291,384.17

X-A	92930RAF9	2.000199%	830,407,000.00	454,538,059.10	0.00	757,638.85	0.00	0.00	757,638.85	446,262,298.21
X-B	92930RAG7	0.875665%	101,334,000.00	101,334,000.00	0.00	73,945.52	0.00	0.00	73,945.52	101,334,000.00
Notional SubTotal			931,741,000.00	555,872,059.10	0.00	831,584.37	0.00	0.00	831,584.37	547,596,298.21

Deal Distribution Total					8,275,760.89	2,784,588.91	0.00	0.00	11,060,349.80

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 29

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	92930RAA0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	92930RAB8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	92930RBB7	799.97640044	14.41025720	1.91327689	0.00000000	0.00000000	0.00000000	0.00000000	16.32353409	785.56614324
A-SB	92930RBD3	59.78757548	19.48529876	0.12181722	0.00000000	0.00000000	0.00000000	0.00000000	19.60711598	40.30227672
A-S	92930RAC6	1,000.00000000	0.00000000	2.82333337	0.00000000	0.00000000	0.00000000	0.00000000	2.82333337	1,000.00000000
B	92930RAD4	1,000.00000000	0.00000000	3.20000000	0.00000000	0.00000000	0.00000000	0.00000000	3.20000000	1,000.00000000
C	92930RAE2	1,000.00000000	0.00000000	3.78583327	0.00000000	0.00000000	0.00000000	0.00000000	3.78583327	1,000.00000000
D	92930RAJ1	1,000.00000000	0.00000000	4.14275266	0.00000000	0.00000000	0.00000000	0.00000000	4.14275266	1,000.00000000
E	92930RAK8	1,000.00000000	0.00000000	4.14275253	0.00000000	0.00000000	0.00000000	0.00000000	4.14275253	1,000.00000000
F	92930RAL6	1,000.00000000	0.00000000	4.14275279	0.00000000	0.00000000	0.00000000	0.00000000	4.14275279	1,000.00000000
G	92930RAM4	990.06956926	0.00000000	3.62312889	0.47848424	7.78181330	0.00000000	0.00000000	3.62312889	990.06956926
V	92930RAS1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	92930RAR3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	92930RAF9	547.36780771	0.00000000	0.91237050	0.00000000	0.00000000	0.00000000	0.00000000	0.91237050	537.40189836
X-B	92930RAG7	1,000.00000000	0.00000000	0.72972073	0.00000000	0.00000000	0.00000000	0.00000000	0.72972073	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 29

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	03/01/22 - 03/30/22	30	0.00	849,875.68	0.00	849,875.68	0.00	0.00	0.00	849,875.68	0.00
A-SB	03/01/22 - 03/30/22	30	0.00	11,720.40	0.00	11,720.40	0.00	0.00	0.00	11,720.40	0.00
X-A	03/01/22 - 03/30/22	30	0.00	757,638.85	0.00	757,638.85	0.00	0.00	0.00	757,638.85	0.00
X-B	03/01/22 - 03/30/22	30	0.00	73,945.52	0.00	73,945.52	0.00	0.00	0.00	73,945.52	0.00
A-S	03/01/22 - 03/30/22	30	0.00	263,803.80	0.00	263,803.80	0.00	0.00	0.00	263,803.80	0.00
B	03/01/22 - 03/30/22	30	0.00	206,352.00	0.00	206,352.00	0.00	0.00	0.00	206,352.00	0.00
C	03/01/22 - 03/30/22	30	0.00	139,504.17	0.00	139,504.17	0.00	0.00	0.00	139,504.17	0.00
D	03/01/22 - 03/30/22	30	0.00	174,459.60	0.00	174,459.60	0.00	0.00	0.00	174,459.60	0.00
E	03/01/22 - 03/30/22	30	0.00	87,233.94	0.00	87,233.94	0.00	0.00	0.00	87,233.94	0.00
F	03/01/22 - 03/30/22	30	0.00	81,777.94	0.00	81,777.94	0.00	0.00	0.00	81,777.94	0.00
G	03/01/22 - 03/30/22	30	278,732.15	156,538.41	0.00	156,538.41	18,261.39	0.00	0.00	138,277.01	296,993.54
Totals			278,732.15	2,802,850.31	0.00	2,802,850.31	18,261.39	0.00	0.00	2,784,588.91	296,993.54

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 29

	Additional Information
Total Available Distribution Amount (1)	11,060,349.80
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 29

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,820,406.62	Master Servicing Fee	14,201.30
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administration Fee	2,231.17
Interest Adjustments	0.00	Trustee Fee	273.80
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	0.00
ARD Interest	0.00	Operating Advisor Fee	0.00
Net Prepayment Interest Excess / (Shortfall)	0.00	Trust Advisor Fee	1,077.72
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,820,406.62	Total Fees	17,784.00

Principal		Expenses/Reimbursements
Scheduled Principal	8,262,021.10	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	15,582.37
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	2,256.79
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	(13,739.79)
		Other Expenses	194.54
Total Principal Collected	8,262,021.10	Total Expenses/Reimbursements	4,293.91

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,784,588.91
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	8,275,760.89
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	11,060,349.80
Total Funds Collected	11,082,427.72	Total Funds Distributed	11,082,427.71

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 29

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	676,512,183.58	676,512,183.58	Beginning Certificate Balance	676,567,145.06
(-) Scheduled Principal Collections	8,262,021.10	8,262,021.10	(-) Principal Distributions	8,275,760.89
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	668,250,162.48	668,250,162.48	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	677,053,392.76	677,053,392.76	Ending Certificate Balance	668,291,384.17
Ending Actual Collateral Balance	668,825,436.95	668,825,436.95

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	54,961.48
Beginning Cumulative Advances	0.00	54,961.48	UC / (OC) Change	(13,739.79)
Current Period Advances	0.00	(13,739.79)	Ending UC / (OC)	41,221.69
Ending Cumulative Advances	0.00	41,221.69	Net WAC Rate	4.97%
			UC / (OC) Interest	227.69
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 29

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	20	227,901,740.76	34.10%	4	4.8450	NAP	Defeased	20	227,901,740.76	34.10%	4	4.8450	NAP
1,000,000 or less	1	492,437.73	0.07%	6	5.2300	4.020700	1.30 or less	15	175,734,647.47	26.30%	5	4.8522	0.890220
1,000,001 to 2,000,000	5	7,354,525.50	1.10%	6	5.1190	2.946490	1.31 to 1.40	0	0.00	0.00%	0	0.0000	0.000000
2,000,001 to 3,000,000	3	7,091,870.09	1.06%	6	4.7976	1.979834	1.41 to 1.50	1	3,498,509.16	0.52%	6	4.8000	1.488900
3,000,001 to 4,000,000	5	16,882,488.98	2.53%	6	5.1455	1.704246	1.51 to 1.60	6	80,684,704.20	12.07%	5	4.8084	1.540535
4,000,001 to 5,000,000	2	9,072,386.33	1.36%	5	4.9853	1.839070	1.61 to 1.70	2	95,833,531.75	14.34%	6	4.7523	1.659513
5,000,001 to 6,000,000	1	5,002,507.38	0.75%	5	5.6600	2.777300	1.71 to 1.80	2	14,509,445.23	2.17%	4	4.9396	1.781900
6,000,001 to 7,000,000	2	13,249,845.60	1.98%	6	5.0466	1.835262	1.81 to 1.90	0	0.00	0.00%	0	0.0000	0.000000
7,000,001 to 8,000,000	1	7,740,904.90	1.16%	6	4.9700	0.086300	1.91 to 2.00	2	24,128,203.23	3.61%	4	4.8388	1.993223
8,000,001 to 9,000,000	2	17,741,227.33	2.65%	3	4.9000	0.977980	2.01 to 2.10	0	0.00	0.00%	0	0.0000	0.000000
9,000,001 to 14,000,000	8	88,711,622.54	13.28%	5	4.9917	0.973408	2.11 to 2.20	0	0.00	0.00%	0	0.0000	0.000000
14,000,001 to 19,000,000	4	66,040,530.50	9.88%	6	4.7652	1.629187	2.21 to2.30	2	5,804,445.02	0.87%	6	4.6589	2.251398
19,000,001 to 29,000,000	3	69,873,181.03	10.46%	5	4.7109	1.397741	2.31 or Greater	9	40,154,935.66	6.01%	6	5.0641	2.803724
29,000,001 to 49,000,000	1	37,722,161.47	5.64%	4	4.6400	1.555200	Totals	59	668,250,162.48	100.00%	5	4.8423	1.511216
49,000,001 to 69,000,000	0	0.00	0.00%	0	0.0000	0.000000
69,000,001 or Greater	1	93,372,732.34	13.97%	6	4.7450	1.659300
Totals	59	668,250,162.48	100.00%	5	4.8423	1.511216
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 29

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	38	227,901,740.76	34.10%	4	4.8450	NAP
							Defeased	38	227,901,740.76	34.10%	4	4.8450	NAP
Alaska	1	17,716,374.01	2.65%	6	4.9700	2.725100
							Lodging	9	94,560,159.08	14.15%	5	4.9907	1.074027
California	7	75,099,620.68	11.24%	5	4.6945	1.697844
							Mobile Home Park	9	40,094,396.26	6.00%	5	5.0198	2.224273
Florida	3	15,891,538.72	2.38%	4	4.9411	1.957459
							Office	8	80,076,523.60	11.98%	5	4.8510	1.214014
Illinois	2	17,741,227.33	2.65%	3	4.9000	0.977980
							Retail	13	221,054,204.65	33.08%	5	4.7369	1.559736
Maryland	3	70,382,289.66	10.53%	5	4.7683	1.184009
							Self Storage	1	4,563,138.13	0.68%	6	5.0300	2.595500
Michigan	2	5,007,084.08	0.75%	5	5.2433	1.241272
							Totals	78	668,250,162.48	100.00%	5	4.8423	1.511216
Mississippi	1	11,583,294.06	1.73%	5	4.8500	1.291100

New Jersey	2	19,395,777.92	2.90%	6	4.8030	1.100591

New York	2	29,397,658.16	4.40%	5	4.7643	0.824856

North Carolina	1	5,002,507.38	0.75%	5	5.6600	2.777300

Ohio	1	2,064,109.13	0.31%	6	5.0400	1.975300

Pennsylvania	1	9,586,365.39	1.43%	5	4.8900	0.252100

South Carolina	1	3,402,567.97	0.51%	6	6.0900	1.587400

Tennessee	3	17,898,427.88	2.68%	4	4.7448	1.511373

Texas	8	42,243,708.88	6.32%	5	5.1400	1.198398

Virginia	2	97,935,870.47	14.66%	6	4.7583	1.702920

Totals	78	668,250,162.48	100.00%	5	4.8423	1.511216

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 29

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	20	227,901,740.76	34.10%	4	4.8450	NAP	Defeased	20	227,901,740.76	34.10%	4	4.8450	NAP
	4.500% or less	3	41,456,065.33	6.20%	5	4.4374	1.307124	3 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 4.750%	3	141,917,111.94	21.24%	5	4.7175	1.620306	4 months or greater	39	440,348,421.72	65.90%	5	4.8409	1.463806
	4.751% to 5.000%	19	188,695,176.73	28.24%	5	4.8811	1.451452	Totals	59	668,250,162.48	100.00%	5	4.8423	1.511216
	5.001% to 5.250%	10	47,904,377.85	7.17%	6	5.1051	1.369207
	5.251% to 5.500%	2	11,970,614.52	1.79%	5	5.3142	0.140333
	5.501% to 5.750%	1	5,002,507.38	0.75%	5	5.6600	2.777300
	6.001% or Greater	1	3,402,567.97	0.51%	6	6.0900	1.587400
	Totals	59	668,250,162.48	100.00%	5	4.8423	1.511216
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 29

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	20	227,901,740.76	34.10%	4	4.8450	NAP	Defeased	20	227,901,740.76	34.10%	4	4.8450	NAP
	60 months or less	39	440,348,421.72	65.90%	5	4.8409	1.463806	Interest Only	3	113,325,808.31	16.96%	6	4.7639	1.678066
	61 to 84 months	0	0.00	0.00%	0	0.0000	0.000000	240 months or less	13	111,336,412.70	16.66%	6	5.0051	1.101170
	85 to 120 months	0	0.00	0.00%	0	0.0000	0.000000	241 to 300 months	23	215,686,200.71	32.28%	5	4.7967	1.538422
	121 or Greater	0	0.00	0.00%	0	0.0000	0.000000	301 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	59	668,250,162.48	100.00%	5	4.8423	1.511216	Totals	59	668,250,162.48	100.00%	5	4.8423	1.511216
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 29

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	20	227,901,740.76	34.10%	4	4.8450	NAP				None
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	39	440,348,421.72	65.90%	5	4.8409	1.463806
	Totals	59	668,250,162.48	100.00%	5	4.8423	1.511216
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 29

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	440000153	RT	North Chesterfield	VA	Actual/360	4.745%	382,299.55	191,181.05	0.00	N/A	10/01/22	--	93,563,913.39	93,372,732.34	04/01/22
3	440000128	RT	Newark	DE	Actual/360	4.640%	164,200.02	93,318.80	0.00	N/A	08/01/22	--	41,095,667.51	41,002,348.71	04/01/22
4	440000133	RT	Greenbelt	MD	Actual/360	4.640%	151,064.02	85,853.29	0.00	N/A	08/01/22	--	37,808,014.76	37,722,161.47	04/01/22
5	310915845	LO	George Town	CY	Actual/360	5.050%	140,587.38	106,165.48	0.00	N/A	08/01/22	--	32,329,260.61	32,223,095.13	04/01/22
7	440000152	OF	Portland	OR	Actual/360	4.686%	106,775.48	58,919.45	0.00	N/A	07/01/22	--	26,461,232.82	26,402,313.37	04/01/22
8	310914652	OF	Nashville	TN	Actual/360	4.950%	106,495.06	54,169.71	0.00	N/A	05/01/22	--	24,984,178.62	24,930,008.91	04/01/22
9	820915923	OF	Annapolis	MD	Actual/360	4.900%	105,372.48	53,845.53	0.00	N/A	10/01/22	--	24,973,068.82	24,919,223.29	04/01/22
10	310916187	RT	Northridge	CA	Actual/360	4.400%	86,929.04	53,284.01	0.00	N/A	10/01/22	--	22,943,147.65	22,889,863.64	04/01/22
11	310915184	MH	San Jose	CA	Actual/360	4.820%	91,781.17	48,890.39	0.00	N/A	08/01/22	--	22,112,984.49	22,064,094.10	04/01/22
12	310916372	LO	Anchorage	AK	Actual/360	4.970%	76,075.03	59,319.52	0.00	N/A	10/01/22	--	17,775,693.53	17,716,374.01	04/01/22
13	440000154	LO	East Rutherford	NJ	Actual/360	4.770%	69,798.40	57,937.19	0.00	N/A	10/01/22	--	16,992,915.70	16,934,978.51	04/01/22
15	310915389	OF	Westbury	NY	Actual/360	4.500%	62,141.09	37,169.23	0.00	N/A	08/01/22	--	16,036,409.37	15,999,240.14	04/01/22
16	310912739	RT	Santa Rosa	CA	Actual/360	4.800%	63,809.83	47,924.59	0.00	N/A	10/01/22	--	15,437,862.43	15,389,937.84	04/01/22
18	100100018	LO	Troy	NY	Actual/360	5.080%	58,844.46	53,452.03	0.00	N/A	10/01/22	--	13,451,870.05	13,398,418.02	04/01/22
20	416000056	IN	Various	Various	Actual/360	4.860%	59,686.28	26,690.46	0.00	N/A	09/01/22	--	14,261,954.86	14,235,264.40	04/01/22
22	416000060	RT	Waco	TX	Actual/360	5.100%	51,811.68	38,819.49	0.00	N/A	10/01/22	--	11,797,726.84	11,758,907.35	04/01/22
23	310916617	OF	Pasadena	CA	Actual/360	5.100%	53,332.43	25,395.29	0.00	N/A	07/01/22	--	12,144,006.22	12,118,610.93	04/01/22
24	310916001	LO	Chattanooga	TN	Actual/360	4.750%	44,419.99	37,676.90	0.00	N/A	08/01/22	--	10,859,895.03	10,822,218.13	04/01/22
25	100100025	RT	Oxford	MS	Actual/360	4.850%	48,482.40	25,394.46	0.00	N/A	09/01/22	--	11,608,688.52	11,583,294.06	04/01/22
27	310915789	LO	Houston	TX	Actual/360	5.290%	47,753.66	34,065.29	0.00	N/A	09/01/22	--	10,483,149.24	10,449,083.95	11/01/20
28	310915388	RT	Key West	FL	Actual/360	4.980%	48,353.35	24,488.25	0.00	N/A	07/01/22	--	11,275,558.61	11,251,070.36	04/01/22
29	100100029	MF	Radford	VA	Actual/360	4.430%	41,300.31	25,034.25	0.00	N/A	10/05/22	--	10,826,557.13	10,801,522.88	04/05/22
30	310916371	LO	Collegeville	PA	Actual/360	4.890%	40,504.02	32,638.17	0.00	N/A	09/01/22	--	9,619,003.56	9,586,365.39	04/01/22
31	100100031	MH	West Palm Beach	FL	Actual/360	4.880%	43,209.65	22,238.00	0.00	N/A	07/05/22	--	10,282,571.21	10,260,333.21	04/05/22
32	100100032	OF	Houston	TX	Actual/360	4.970%	42,299.19	21,364.58	0.00	N/A	08/01/22	--	9,883,629.86	9,862,265.28	04/01/22
35	670915890	OF	Oak Brook	IL	Actual/360	4.900%	37,685.99	19,632.49	0.00	N/A	07/01/22	--	8,931,505.28	8,911,872.79	04/01/22
36	670915892	OF	Oak Brook	IL	Actual/360	4.900%	37,337.04	19,450.72	0.00	N/A	07/01/22	--	8,848,805.26	8,829,354.54	04/01/22
37	416000061	LO	Columbia	MD	Actual/360	4.970%	33,239.85	25,918.76	0.00	N/A	10/01/22	--	7,766,823.66	7,740,904.90	04/01/22

© 2021 Computershare. All rights reserved. Confidential.																Page 13 of 29

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
38	310915484	SS	Various	Various	Actual/360	4.900%	31,507.52	24,923.39	0.00	N/A	08/01/22	--	7,467,220.00	7,442,296.61	04/01/22
39	310915485	SS	Various	Various	Actual/360	4.850%	31,611.61	13,242.20	0.00	N/A	05/01/22	--	7,569,125.20	7,555,883.00	04/01/22
40	310915181	RT	Miami Gardens	FL	Actual/360	4.630%	26,986.53	15,197.45	0.00	N/A	10/01/22	--	6,768,724.15	6,753,526.70	04/01/22
41	100100041	MH	Weslaco	TX	Actual/360	5.180%	29,958.14	13,871.94	0.00	N/A	10/05/22	--	6,716,234.06	6,702,362.12	04/05/22
42	790916031	OF	Oakland	CA	Actual/360	4.910%	27,742.85	14,126.32	0.00	N/A	10/01/22	--	6,561,609.80	6,547,483.48	04/01/22
44	310915653	OF	Rancho Cucamonga	CA	Actual/360	4.750%	26,943.89	6,587,301.12	0.00	N/A	04/01/22	--	6,587,301.12	0.00	04/01/22
45	100100045	MH	Marion	IA	Actual/360	4.880%	24,413.95	12,651.87	0.00	N/A	09/01/22	--	5,809,771.62	5,797,119.75	04/01/22
46	440000132	LO	Clarksville	TN	Actual/360	4.940%	19,295.29	26,669.91	0.00	N/A	08/01/22	--	4,535,918.11	4,509,248.20	04/01/22
47	100100047	MF	Lansing	MI	Actual/360	4.790%	20,257.48	17,092.95	0.00	N/A	07/01/22	--	4,911,235.13	4,894,142.18	04/01/22
48	310916199	SS	Houston	TX	Actual/360	4.900%	21,901.11	11,269.31	0.00	N/A	09/01/22	--	5,190,520.05	5,179,250.74	04/01/22
49	100100049	MH	Fayetteville	NC	Actual/360	5.660%	24,428.77	9,665.45	0.00	N/A	09/01/22	--	5,012,172.83	5,002,507.38	04/01/22
50	416000055	RT	Various	Various	Actual/360	5.020%	19,917.27	9,823.15	0.00	N/A	09/01/22	--	4,607,515.90	4,597,692.75	04/01/22
51	100100051	MH	Sacramento	CA	Actual/360	5.080%	18,995.93	9,173.59	0.00	N/A	09/01/22	--	4,342,477.18	4,333,303.59	04/01/22
52	416000059	SS	Chantilly	VA	Actual/360	5.030%	19,793.32	6,600.85	0.00	N/A	10/01/22	--	4,569,738.98	4,563,138.13	04/01/22
53	100100053	LO	Lexington	SC	Actual/360	6.090%	17,896.31	10,045.70	0.00	N/A	10/01/22	--	3,412,613.67	3,402,567.97	04/01/22
54	670915991	RT	Canoga Park	CA	Actual/360	4.800%	14,492.23	7,674.88	0.00	N/A	10/01/22	--	3,506,184.04	3,498,509.16	04/01/22
55	410915381	OF	Farmington Hills	MI	Actual/360	5.140%	15,459.81	7,311.07	0.00	N/A	09/01/22	--	3,492,864.58	3,485,553.51	04/01/22
56	670915990	RT	Pacoima	CA	Actual/360	4.800%	13,497.49	7,148.09	0.00	N/A	10/01/22	--	3,265,522.96	3,258,374.87	04/01/22
57	100100057	RT	Sarasota	FL	Actual/360	4.880%	13,634.11	7,016.85	0.00	N/A	10/01/22	--	3,244,500.32	3,237,483.47	04/01/22
58	410916019	SS	Frisco	TX	Actual/360	5.100%	13,425.06	6,392.61	0.00	N/A	07/01/22	--	3,056,939.17	3,050,546.56	04/01/22
59	100100059	MH	Katy	TX	Actual/360	5.230%	13,252.91	6,030.89	0.00	N/A	10/05/22	--	2,942,730.14	2,936,699.25	04/05/22
62	100100062	RT	Marlton	NJ	Actual/360	5.030%	10,694.14	8,185.98	0.00	N/A	10/01/22	--	2,468,985.39	2,460,799.41	04/01/22
63	310916322	RT	Johnson City	TN	Actual/360	4.380%	9,704.48	6,032.30	0.00	N/A	09/01/22	--	2,572,993.85	2,566,961.55	04/01/22
64	100100064	MH	McAllen	TX	Actual/360	5.180%	10,656.33	7,792.55	0.00	N/A	10/05/22	--	2,389,014.35	2,381,221.80	04/05/22
65	100100065	RT	Findlay	OH	Actual/360	5.040%	8,988.00	6,858.92	0.00	N/A	10/01/22	--	2,070,968.05	2,064,109.13	04/01/22
67	100100067	MH	Fort Pierce	FL	Actual/360	5.300%	4,651.74	12,688.21	0.00	N/A	10/05/22	--	1,019,248.50	1,006,560.29	04/05/22
68	100100068	MH	Houston	TX	Actual/360	5.230%	7,383.77	3,360.06	0.00	N/A	10/05/22	--	1,639,521.30	1,636,161.24	04/05/22
69	810915519	OF	Ann Arbor	MI	Actual/360	5.480%	7,194.11	3,003.52	0.00	N/A	10/01/22	--	1,524,534.09	1,521,530.57	04/01/22

© 2021 Computershare. All rights reserved. Confidential.																Page 14 of 29

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity		Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State	Accrual Type Gross Rate		Interest	Principal	Adjustments	Repay Date	Date	Date	Balance	Balance	Date
70	100100070	MH	Lancaster	CA	Actual/360	4.850%	6,074.63	3,159.98	0.00	N/A	10/05/22	--	1,454,517.57	1,451,357.59	04/05/22
71	100100071	MH	Pensacola	FL	Actual/360	4.770%	5,775.55	3,112.96	0.00	N/A	09/01/22	--	1,406,097.85	1,402,984.89	04/01/22
72	100100072	MH	Houston	TX	Actual/360	5.230%	6,058.47	2,756.98	0.00	N/A	10/05/22	--	1,345,248.19	1,342,491.21	04/05/22
73	100100073	MH	Conroe	TX	Actual/360	5.230%	2,224.97	1,602.67	0.00	N/A	10/05/22	--	494,040.40	492,437.73	04/05/22
Totals							2,820,406.62	8,262,021.10	0.00				676,512,183.58	668,250,162.48

© 2021 Computershare. All rights reserved. Confidential.																Page 15 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	12,203,754.47	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
4	4,637,614.72	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
7	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
8	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
9	2,072,451.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
10	2,371,183.20	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
11	3,377,240.97	2,535,617.87	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	28.96	0.00
12	4,898,079.64	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
13	1,768,264.17	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
15	2,280,232.26	917,596.23	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
16	1,989,046.25	1,101,825.63	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
18	(122,506.00)	580,616.00	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
20	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
22	1,143,826.67	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
23	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
24	901,786.79	1,675,267.79	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1,254,766.49	619,889.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
27	205,637.00	0.00	--	--	09/13/21	3,433,711.29	233,295.16	66,000.52	1,154,284.36	0.00	0.00
28	1,638,071.37	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
29	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
30	(173,103.99)	309,272.00	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
31	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
32	1,770,338.00	1,108,375.00	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
35	762,498.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
36	777,253.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
37	0.00	72,208.49	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
38	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
39	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
40	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
41	0.00	527,156.50	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
42	1,303,762.20	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
44	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
45	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
46	868,650.00	675,554.00	07/01/19	06/30/20	--	0.00	0.00	0.00	0.00	0.00	0.00
47	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
48	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
49	0.00	863,398.15	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
50	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
51	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
52	833,566.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
53	406,939.00	449,644.33	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
54	455,449.52	311,075.00	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
55	544,053.32	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
56	500,444.72	333,358.00	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
57	590,938.08	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
58	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
59	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
62	377,831.39	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
63	424,242.00	352,356.50	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
64	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
65	375,639.29	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
67	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
68	533,161.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
69	108,882.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 17 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
70	298,002.65	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
71	283,939.35	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
72	526,258.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
73	187,279.85	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	52,375,472.38	12,433,210.49				3,433,711.29	233,295.16	66,000.52	1,154,284.36	28.96	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 18 of 29

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 19 of 29

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
04/18/22	0	0.00	0	0.00	1	10,449,083.95	0	0.00	1	10,449,083.95	0	0.00	0	0.00	0	0.00	4.842324%	4.807845%	5
03/17/22	0	0.00	0	0.00	1	10,483,149.24	0	0.00	1	10,483,149.24	0	0.00	0	0.00	1	8,240,843.69	4.841466%	4.807065%	6
02/17/22	0	0.00	0	0.00	1	10,521,677.33	0	0.00	1	10,521,677.33	0	0.00	0	0.00	1	16,408,656.03	4.840108%	4.805802%	7
01/18/22	0	0.00	0	0.00	1	10,555,413.44	0	0.00	1	10,555,413.44	0	0.00	0	0.00	0	0.00	4.839910%	4.804857%	8
12/17/21	0	0.00	0	0.00	1	10,588,996.57	0	0.00	1	10,588,996.57	0	0.00	0	0.00	0	0.00	4.839947%	4.804891%	9
11/18/21	0	0.00	0	0.00	1	10,623,981.47	0	0.00	1	10,623,981.47	0	0.00	0	0.00	0	0.00	4.839986%	4.804926%	10
10/18/21	0	0.00	0	0.00	1	10,657,253.67	0	0.00	1	10,657,253.67	0	0.00	0	0.00	0	0.00	4.840022%	4.804959%	11
09/17/21	0	0.00	0	0.00	1	10,691,938.99	0	0.00	1	10,691,938.99	0	0.00	0	0.00	0	0.00	4.840060%	4.804993%	12
08/17/21	0	0.00	0	0.00	1	10,724,903.03	0	0.00	1	10,724,903.03	0	0.00	0	0.00	0	0.00	4.840095%	4.805025%	13
07/16/21	0	0.00	0	0.00	1	10,757,717.59	0	0.00	0	0.00	0	0.00	0	0.00	1	9,392,838.84	4.840131%	4.802270%	14
06/17/21	0	0.00	0	0.00	1	10,791,961.97	0	0.00	0	0.00	1	8,001,520.31	1	27,479.58	0	0.00	4.840674%	4.802572%	15
05/17/21	0	0.00	0	0.00	2	18,850,800.90	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.840716%	4.802608%	16
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 20 of 29

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
27	310915789	11/01/20	16	6	66,000.52	1,154,284.36	133,431.65	11,024,358.38	10/20/20	7			08/03/21
Totals					66,000.52	1,154,284.36	133,431.65	11,024,358.38

1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 21 of 29

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		668,250,162	657,801,079	0		10,449,084
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Apr-22	668,250,162	657,801,079	0	0	0	10,449,084
Mar-22	676,512,184	666,029,034	0	0	0	10,483,149
Feb-22	686,737,598	676,215,921	0	0	0	10,521,677
Jan-22	704,882,310	694,326,896	0	0	0	10,555,413
Dec-21	706,611,138	696,022,141	0	0	0	10,588,997
Nov-21	708,427,615	697,803,634	0	0	0	10,623,981
Oct-21	710,141,683	699,484,429	0	0	0	10,657,254
Sep-21	711,943,934	701,251,995	0	0	0	10,691,939
Aug-21	713,643,363	702,918,460	0	0	0	10,724,903
Jul-21	715,335,716	704,577,998	0	0	10,757,718	0
Jun-21	726,501,503	715,709,541	0	0	10,791,962	0
May-21	728,224,568	709,373,767	0	0	18,850,801	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 22 of 29

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
27	310915789	10,449,083.95	11,024,358.38	9,000,000.00	08/01/21	30,979.00	0.07570	12/31/21	09/01/22	184
Totals		10,449,083.95	11,024,358.38	9,000,000.00		30,979.00

© 2021 Computershare. All rights reserved. Confidential.										Page 23 of 29

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
27	310915789	LO	TX	10/20/20	7

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 24 of 29

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
13	440000154	18,076,387.16	4.77000%	18,076,387.16 4.77000%		10	07/28/20	08/01/20	09/11/20
18	100100018	0.00	5.08000%	0.00	5.08000%	8	09/30/20	08/01/20	--
27	310915789	0.00	5.29000%	0.00	5.29000%	10	08/31/20	06/06/20	10/13/20
37	416000061	8,026,328.46	4.97000%	8,026,328.46 4.97000%		8	04/22/21	04/22/21	--
Totals		26,102,715.62		26,102,715.62
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 25 of 29

				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
6	440000144 02/16/18	35,035,306.13	66,900,000.00	36,602,359.95	1,255,715.29	36,602,359.95	35,346,644.66	378,887.21	0.00	(108.49)	378,995.70	0.95%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		35,035,306.13	66,900,000.00	36,602,359.95	1,255,715.29	36,602,359.95	35,346,644.66	378,887.21	0.00	(108.49)	378,995.70

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.												Page 26 of 29

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
6	440000144	01/17/19	0.00	0.00	378,995.70	0.00	0.00	108.49	0.00	0.00	378,995.70
		02/16/18	0.00	0.00	378,887.21	0.00	0.00	378,887.21	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	378,995.70	0.00	0.00	378,995.70	0.00	0.00	378,995.70

© 2021 Computershare. All rights reserved. Confidential.											Page 27 of 29

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
27	0.00	0.00	2,256.79	0.00	0.00	15,582.37	0.00	0.00	0.00	0.00	0.00	0.00
37	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	194.54	0.00
Total	0.00	0.00	2,256.79	0.00	0.00	15,582.37	0.00	0.00	0.00	0.00	194.54	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		18,033.70

© 2021 Computershare. All rights reserved. Confidential.												Page 28 of 29

Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 29 of 29